GNMA Fund	07/01/2016 to 06/30/2017

ICA File Number: 811-4441
Registrant Name: T. Rowe Price GNMA Fund
Reporting Period: 07/01/2016 - 06/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4441

T. Rowe Price GNMA Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2016 to 06/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price GNMA Fund

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2017

GNMA Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.